Credit from Banks and Others (Composition) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term credit [Abstract]
Short-term credit from financial institutions	$ 544	$ 635
Short-term credit from the parent company	0	175
Long-term loans from others	34	0
Long-term loans from financial institutions	32	12
Total Short-Term Credit	610	822
Long-term debt and debentures [Abstract]
Loans from financial institutions	377	786
Other loans	35	98
Less - current maturities	66	12
Marketable debentures	1,195	1,241
Non-marketable debentures	274	275
Total Long-term debt and debentures	$ 1,815	$ 2,388